Other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of other receivables

	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Value Added Tax receivables	36,637	34,485
Receivables from suppliers	25,943	22,176
Income tax receivables	4,666	3,781
Other	2,919	16,323
Total other receivables	70,165	76,764